Other Expenses, Net (Tables)	12 Months Ended
Oct. 31, 2011
Other Expenses [Abstract]
Other expenses, net
19.	Other Expenses, Net

Years ended October 31	2011	2010	2009
Research and development	$5,629	$4,533	$4,035
Write-down of investments and other long-term assets	-	1,632	938
(Gain) loss on sale of investment	(1,691)	1,054	-
Foreign exchange loss(a)	4,336	32,003	4,735
Other(b)	275	(14,165)	(551)
Other expenses, net	$8,549	$25,057	$9,157

(a) The foreign exchange loss for the year ended October 31, 2010 was primarily a result of the revaluation of the $450.0 million of proceeds from the sale of MDS Analytical Technologies (Note 3) that were held in a Canadian dollar functional currency entity in U.S. dollars to fund the substantial issuer bid. The offset to this non-cash revaluation loss is reflected as foreign currency translation gain in AOCI as part of shareholders' equity.

(b) Included in other is TSA revenue of $0.5 million (2010 ― $14.0 million; 2009 ― $0.6 million) for the year ended October 31, 2011, relating to the sales of MDS Pharma Services Phase II-IV, Central Labs and Early Stage.